NOTE 5 - SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of stock option activities

A summary of the status of the Company's stock option activities to employees and directors of the Company as of and the year ended December 31, 2020, 2019 and 2018 are as follows:

	December 31, 2020		December 31, 2019		December 31, 2018
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Shares	price	Shares	price	Shares	price
Options outstanding at
beginning of year	112,500	1.50	112,500	1.50	112,500	1.50

Outstanding and exercisable at end of year	112,500	1.50	112,500	1.50	112,500	1.50